Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current assets
Cash and cash equivalents	$ 20,002	$ 2,061
Trade and other receivables (Note 7)	7,132	9,486
Inventories (Note 8)	10,704	8,657
Prepaid expenses	2,876	2,832
Total current assets	40,714	23,036
Non-current assets
Restricted cash	4,527	4,351
Property, plant and equipment (Note 9)	147,399	153,101
Total assets	192,640	180,488
Current liabilities
Trade and other payables	37,333	22,960
Metals contract liability (Note 10)	13,707	12,512
Derivative instruments (Note 12)	709	1,230
Convertible debenture (Note 12)	10,849	15,384
Shares pending issuance from retraction (Note 12)	0	436
Pre-payment facility (Note 13)	2,000	2,250
Credit facility (Note 14)	2,050	0
Promissory notes (Note 15)	0	4,275
Royalty payable (Note 16)	2,762	2,160
Total current liabilities	69,410	61,207
Non-current liabilities
Other long-term liabilities	1,658	1,610
Metals contract liability (Note 10)	27,161	24,325
Silver contract liability (Note 11)	18,193	0
Credit facility (Note 14)	7,440	0
Royalty payable (Note 16)	0	1,787
Post-employment benefit obligations (Note 17)	3,892	6,537
Decommissioning provision (Note 18)	11,389	12,193
Deferred tax liabilities (Note 25)	48	629
Total liabilities	139,191	108,288
Equity
Share capital (Note 19)	573,532	455,548
Equity reserve	56,521	52,936
Foreign currency translation reserve	14,426	8,325
Deficit	(591,030)	(463,391)
Attributable to shareholders of the Company	53,449	53,418
Non-controlling interests (Note 21)	0	18,782
Total equity	53,449	72,200
Total liabilities and equity	$ 192,640	$ 180,488